Fair Values of Company's Pension Plan By Asset Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 4,458	$ 4,485	$ 3,947
Fair Value, Inputs, Level 1
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4,458	4,485
Fair Value, Inputs, Level 1 | Money Market Funds
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	37	33
Fair Value, Inputs, Level 1 | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	494	464
Fair Value, Inputs, Level 1 | Large Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,876	1,828
Fair Value, Inputs, Level 1 | Small And Mid Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	985	1,202
Fair Value, Inputs, Level 1 | Core Bond
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	845	712
Fair Value, Inputs, Level 1 | High Yield Corporate
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	221	246
Fair Value, Inputs, Level 2
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Money Market Funds
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Large Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Small And Mid Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Core Bond
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | High Yield Corporate
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Money Market Funds
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Large Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Small And Mid Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Core Bond
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | High Yield Corporate
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Total Fair Value
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4,458	4,485
Total Fair Value | Money Market Funds
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	37	33
Total Fair Value | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	494	464
Total Fair Value | Large Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,876	1,828
Total Fair Value | Small And Mid Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	985	1,202
Total Fair Value | Core Bond
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	845	712
Total Fair Value | High Yield Corporate
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 221	$ 246